Land Use Rights, Net	12 Months Ended
Jun. 30, 2025
Land Use Rights, Net [Abstract]
LAND USE RIGHTS, NET

NOTE 9 — LAND USE RIGHTS, NET

Land use rights as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Land use rights, cost	$903,791	$890,906
Less: accumulated amortization	(173,912)	(153,646)
Land use rights, net	$729,879	$737,260

The land use rights represent the Company’s land use rights of the land lots located in Wuhu, China, which had been pledged to secure the Company’s banking facilities granted to the Company as of June 30, 2025 and 2024. The carrying values of the pledged land use rights to secure bank borrowings by the Company are shown in Note 10.

Amortization expenses were $17,918, $17,891 and $18,589 for the fiscal years ended June 30, 2025, 2024 and 2023, respectively (the difference was due to exchange rate). The amortization expenses for both years were recorded within the general and administrative expenses.

Five succeeding years of amortization are as following:

Year	Amortization	Net carrying value
2026	$18,076	$711,803
2027	18,076	693,727
2028	18,076	675,651
2029	18,076	657,575
2030	18,076	639,499